---------------------------------------------------
COLONIAL MICHIGAN TAX-EXEMPT FUND SEMIANNUAL REPORT
---------------------------------------------------

July 31, 1999

[graphic omitted]

TABLE OF CONTENTS

1   HIGHLIGHTS

2   PORTFOLIO MANAGER'S REPORT

4   PERFORMANCE

5   PORTFOLIO OF INVESTMENTS

8   FINANCIAL STATEMENTS

10  NOTES TO FINANCIAL STATEMENTS

12  FINANCIAL HIGHLIGHTS

                           --------------------------
                             Not FDIC  May Lose Value
                           Insured No  Bank Guarantee
                           --------------------------


--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

[Photo of Stepen E. Gibson]

Dear Shareholder:

During the six months ended July 31, 1999, the bond market experienced significant volatility. Over the period, the yield on 30-year Treasury bonds increased almost a full percentage point in response to investors' fears that strong economic growth in the U.S., in concert with stabilizing economies overseas, would result in higher inflation. Interest rates rose on all types of fixed-income investments, which resulted in falling bond prices. Fortunately, tax-exempt bonds lost less value than Treasurys as prices fell.

Despite these challenging conditions and the Fund's negative return, it outperformed its peer group average for the past six months, extending its one-, three- and five-year track record in the top half of its Lipper category.(1) Although past performance cannot predict future results, it is important to maintain a long-term perspective when making investment decisions.

The following report will provide you with more specific information about your Fund's performance and the strategies employed during the period. As always, we thank you for choosing Colonial Michigan Tax-Exempt Fund and for giving us the opportunity to serve your investment needs.

    Sincerely,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    September 14, 1999


(1) Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The total return calculated for the Lipper Michigan Municipal Debt Category was negative 2.42% for the six months ended July 31, 1999. The Fund's Class A shares were ranked in the second quartile for the six-month period (14 out of 49 funds), in the first quartile for the one year (1 out of 49 funds), in the first quartile for the three years (5 out of 42 funds), in the second quartile for the five years (9 out of 32 funds) and in the fourth quartile for the ten years (7 out of 8 funds). Rankings do not include sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot predict future results.

    Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

>     INTEREST RATE VOLATILITY CHALLENGED BOND MARKET INVESTORS.
      Long-term interest rates rose more than three-quarters of a percentage point to 6.1% between February and the end of July in response to fears that strong economic growth in the U.S. and signs of increased growth worldwide could cause higher inflation.

>     FEDERAL RESERVE BOARD PREEMPTIVELY RAISED SHORT-TERM RATES.
      Midway through the period, Federal Reserve Board (Fed) policy makers switched from a neutral stance to one biased towards raising interest rates, causing bond prices to fall further. As expected, the Fed acted in June, increasing short-term interest rates by one-quarter point in a preemptive strike against inflation.

>     TAX-EXEMPT BONDS OUTPERFORMED TREASURYS AS INTEREST RATES ROSE.
      Within the municipal bond market, prices fell in sympathy with the Treasury market during the period. However, higher yields and limited supply generated increased demand for tax-exempt bonds. With low municipal supply, municipals outperformed Treasurys, losing less of their principal value as interest rates rose.

                    TREASURY VS. MUNICIPAL BOND PERFORMANCE
               CHANGE IN VALUE OF $10,000 FROM 1/31/99 - 7/31/99

                              Minicipal        30-Year Treasury
                                Bond                 Bond
                1/99           10,000               10,000
                2/99            9,290                9,956
                3/99            9,250                9,970
                4/99            9,217                9,995
                5/99            9,075                9,937
                6/99            8,899                9,794
                7/99            8,805                9,829

Performance of the 30-year Treasury bond is illustrated by the Salomon 30-Year Treasury Bond Index, a broad-based, unmanaged index that tracks the performance of the 30-Year on-the-run Treasury market. Performance of municipal bonds is illustrated by the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

            NET ASSET VALUE PER SHARE ON 7/31/99

            Class A                            $7.01
            ----------------------------------------
            Class B                            $7.01
            ----------------------------------------
            Class C                            $7.01
            ----------------------------------------

            DISTRIBUTIONS DECLARED PER SHARE FROM
            2/1/99 TO 7/31/99(1)

            Class A                            $0.165
            ----------------------------------------
            Class B                            $0.138
            ----------------------------------------
            Class C                            $0.149
            ----------------------------------------

            30-DAY SEC YIELDS ON 7/31/99(2)

            Class A                            3.96%
            ----------------------------------------
            Class B                            3.39%
            ----------------------------------------
            Class C                            3.70%
            ----------------------------------------

            TAXABLE EQUIVALENT
            SEC YIELDS ON 7/31/99(3)

            Class A                            6.86%
            ----------------------------------------
            Class B                            5.87%
            ----------------------------------------
            Class C                            6.41%
            ----------------------------------------


(1) A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

(2) 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the Advisor or its affiliates had not borne certain expenses, the SEC yield would have been 3.40% for Class C shares.

(3) Taxable-equivalent SEC yields are based on the combined maximum effective 42.3% federal and Michigan State income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions which occurs when Adjusted Gross Income exceeds certain levels.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

MARKET VOLATILITY PROMPTED A MORE CONSERVATIVE STRATEGY
During the past six months, we pursued a more conservative investment strategy in response to strong economic conditions. As various reports detailed the economy's strength, investors became increasingly nervous about inflation and potentially higher interest rates -- both negatives for bond prices. Consequently, we structured the Fund to be less sensitive to interest rate movements. We focused our attention on more defensive, income-oriented securities -- such as high-yield and housing bonds -- whose total return is less negatively impacted by rising interest rates.

PERFORMANCE REFLECTS WEAK BOND MARKET CONDITIONS
During the six-month period, the Fund's Class A shares generated a total return of negative 2.14%, without sales charge. Although the Fund's return reflected the weak investment environment that prevailed during the period, it compared favorably with the Lipper peer group average of negative 2.42%. We attribute this to the outperformance by selected bonds held in the portfolio.

INVESTMENT ACTIVITY FOCUSED ON HIGHER-YIELDING BONDS
We selectively purchased bonds that met our rigorous investment criteria, including well-managed facilities with strong cash flow generation, attractive markets or service territories and good long-term growth prospects. These investments included industrial revenue bonds, health care facilities and higher education. Not only did this strategy provide the Fund with total return potential, it increased its diversification by spreading the portfolio's credit risk over a greater number and wider variety of bonds.

HOUSING SECTOR BONDS PERFORMED WELL IN A RISING INTEREST RATE ENVIRONMENT
As interest rates rose during the past six months, a number of the Fund's multi- and single-family housing bonds experienced price gains and outperformed the general market. Housing issues typically outperform many other market sectors in rising rate environments because real estate owners are less likely to refinance and prepay their mortgages. The portfolio's holdings also benefited from a strong real estate market nationwide -- vigorous demand and high occupancy levels supported higher rents and increased cash flows for project owners.

AUTO INDUSTRY CONTINUES TO INFLUENCE MICHIGAN'S ECONOMIC GROWTH
Michigan's economy is significantly more diverse than it was twenty years ago. The rate of service sector business formation has accelerated, most notably in high technology. Southeastern Michigan has become home to office complexes and research parks for such employers as Microsoft, Sun Microsystems, IBM and Novell as well as to high-tech boutiques. Despite diligent efforts to modify its economic profile, the state remains heavily reliant on the automotive industry, which generates over 12% of Michigan's total income.

FAVORABLE LONG-TERM MARKET OUTLOOK
Although auto sales have been strong recently, they are forecasted to slow down, suggesting that Michigan will need to turn to other industry sectors for economic growth. Furthermore, while the expanding service sector shows promise of being less sensitive to the auto industry's ups and downs, high business costs and weak population growth may limit the state's economic potential.

As we look ahead to the general economy, we believe that the Federal Reserve Board's actions should have a positive long-term effect on the bond market by reducing economic growth to a sustainable level and keeping inflation in check. These conditions should create a more favorable environment for fixed-income securities, and we expect to actively manage the portfolio's interest rate sensitivity as market conditions warrant.

/s/ William Loring

WILLIAM LORING is a senior vice president of Colonial Mangement Associates, Inc. and has managed the Fund since October 1977.

QUALITY BREAKDOWN
AS OF 7/31/99

AAA                    55.7%
-----------------------------
AA                     15.0%
-----------------------------
A                      15.8%
-----------------------------
BBB                     8.7%
-----------------------------
BB                      0.5%
-----------------------------
Non-rated               3.9%
-----------------------------
Short-term obligations  0.4%
-----------------------------

CHANGE IN TOP FIVE SECTOR BREAKDOWNS 7/31/99 VS. 1/31/99

                            FUND AS OF               FUND AS OF
                             7/31/99                  1/31/99

HOSPITALS                     17.2%                    15.7%
LOCAL GENERAL OBLIGATIONS     16.5%                    18.1%
REFUNDED/ESCROWED             13.6%                    13.2%
INVESTOR OWNED UTILITY         9.5%                     9.4%
MULTI-FAMILY                   4.6%`                    4.5%


Quality and sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the Quality Breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's, Moody's or Fitch.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality and sector breakdowns in the future.

BOUGHT
--------------------------------------------------------------------------------

We purchased high-yielding positions in Waste Management Corp. and Dickinson Memorial Hospital in the Upper Peninsula (0.98% and 2.24% of net assets, respectively). Waste Management Corp. provides integrated waste management services such as collection, disposal and recycling services to commercial, industrial, municipal and residential customers. Dickinson Memorial Hospital opened its doors in November 1996. This hospital is part of the Dickinson County Healthcare System, which has provided a variety of health services to the central Upper Peninsula of Michigan and Northeastern Wisconsin since
1951.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/99

Share Class                   A                         B                           C
Inception                  9/26/86                    8/4/92                     8/1/97
-----------------------------------------------------------------------------------------------
                     Without        With       Without        With       Without         With
                      Sales        Sales        Sales        Sales        Sales          Sales
                      Charge       Charge       Charge       Charge       Charge        Charge
-----------------------------------------------------------------------------------------------
6 months (cumulative) (2.14)%       (6.79)%      (2.51)%      (7.29)%      (2.36)%      (3.32)%
          (returns)
-----------------------------------------------------------------------------------------------
1 year                 2.83         (2.05)        2.06        (2.80)        2.37         1.40
-----------------------------------------------------------------------------------------------
5 years                6.05          5.03         5.26         4.93         5.86         5.86
-----------------------------------------------------------------------------------------------
10 years               6.54          6.02         5.98         5.98         6.44         6.44
-----------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/99

Share Class                   A                          B                          C
-----------------------------------------------------------------------------------------------
                     Without        With       Without        With       Without         With
                      Sales        Sales        Sales        Sales        Sales          Sales
                      Charge       Charge       Charge       Charge       Charge        Charge
-----------------------------------------------------------------------------------------------
1 year                 2.50%        (2.37)%       1.72%       (3.11)%       2.03%        1.07%
-----------------------------------------------------------------------------------------------
5 years                6.37          5.34         5.58         5.25         6.19         6.19
-----------------------------------------------------------------------------------------------
10 years               6.59          6.08         6.04         6.04         6.50         6.50
-----------------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum sales charge of 4.75% for Class A shares and the maximum applicable contingent deferred sales charge of 5% for both six-months and one-year returns and 2% for five years for Class B and 1% for both six months and one year for Class C shares. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
July 31, 1999 (Unaudited)
(In thousands)

MUNICIPAL BONDS - 95.7%                                             PAR          VALUE
---------------------------------------------------------------------------------------
EDUCATION - 4.4%
EDUCATION - 2.4%
Oakland County Economic Development
  Corp., Cranbrook Educational
  Community Project,
  5.000% 11/01/17                                                  $  1,000   $    950
PR Commonwealth of Puerto Rico, Industrial
  Tourist, Educational, Medical & Environmental
  Facilities, Ana G Mendez University,
  5.375% 02/01/19                                                       275        266
                                                                              --------
                                                                                 1,216
                                                                              --------
STUDENT LOAN - 2.0%
Higher Education Student Loan Authority, Series 17-A,
  5.450% 06/01/07                                                     1,000      1,021
                                                                              --------

--------------------------------------------------------------------------------------
HEALTHCARE - 19.2%
HOSPITALS - 16.5%
Chippewa County Hospital Finance Authority, County War Memorial
  Hospital, Series B,
  5.625% 11/01/14                                                       500        485
Dickinson County, Memorial Hospital System: Series 1994,
  8.125% 11/01/24                                                       550        650
  Series 1999,
  5.800% 11/01/24                                                       500        481
Kalamazoo Hospital Finance Authority, Borgess Medical Center,
  Series 1994-A,
  6.250% 06/01/14                                                     1,785      1,985
Memorial Hospital,
  5.750% 11/15/15                                                       500        495
Royal Oak Hospital Finance Authority, William Beaumont Hospital:
  Series 1992-E,
  6.625% 01/01/19                                                     1,000      1,056
  Series 1993-G,
  5.250% 11/15/19                                                     1,500      1,414
Saginaw Hospital Finance Authority, Saginaw General Hospital,
  Series 1989,
  7.625% 10/01/19                                                       175        180
State Hospital Finance Authority: Central Michigan Community
  Hospital,
  Series 1993-A,
  6.000% 10/01/08                                                       500        515
Crittenton Hospital, Series 1992-A,
  6.700% 03/01/07                                                       750        800
Detroit Medical Center, Series 1988-A,
  8.125% 08/15/12                                                        20         20
Tawas City Finance Authority, St. Joseph Health System, Series
  1998-A,
  5.600% 02/15/13                                                       240        242
                                                                              --------
                                                                                 8,323
                                                                              --------
LIFECARE - 0.5%
State Strategic Fund, Holland Home,
  Series 1998,
  5.750% 11/15/18                                                       250        242
                                                                              --------
NURSING HOMES - 2.2%
Cheboygan County Economic Development Corp., Metro Health
  Foundation Project, Series 1993,
  10.000% 11/01/22(a)                                                   600        600
Warren Economic Development Corp, Autumn Woods Project, Series
  1992,
  6.900% 12/20/22                                                       500        519
                                                                              --------
                                                                                 1,119
                                                                              --------

--------------------------------------------------------------------------------------
HOUSING - 6.8%
MULTI-FAMILY - 4.4%
Grand Rapids Housing Finance Authority,
  Series A,
  7.625% 09/01/23                                                     1,500      1,626
State Housing Development Authority:
  Series 1990-A,
  7.700% 04/01/23                                                       500        527
Series 1991-B,
  7.050% 10/01/12                                                        85         90
                                                                              --------
                                                                                 2,243
                                                                              --------
SINGLE-FAMILY - 2.4%
State Housing Development Authority,
  Series 1994-D,
  6.850% 06/01/26                                                     1,160      1,211
                                                                              --------

--------------------------------------------------------------------------------------
INDUSTRIAL - 0.5%
FOOD PRODUCTS
State Strategic Fund, Michigan Sugar Co., Carollton Project,
  Series 1998-C,
  6.550% 11/01/25                                                       250        254
                                                                              --------

--------------------------------------------------------------------------------------
OTHER - 16.6%
POOL/BOND BANK - 3.5%
State Municipal Bond Authority: Local Government Loan Program,
  Series 1992-D,
  6.650% 05/01/12                                                     1,000      1,063
Revolving Fund,
  5.125% 10/01/20                                                       750        710
                                                                              --------
                                                                                 1,773
                                                                              --------
REFUNDED/ESCROWED (b) - 13.1%
Battle Creek,
  7.650% 05/01/22                                                       750        861
Detroit Downtown Development Authority, Area No. 1 Projects:
  Series 1996-C,
  6.200% 07/01/17                                                     1,000      1,105
  Series 1996-D,
  6.500% 07/01/10                                                       700        786
Kalamazoo Hospital Finance Authority, Bronson Methodist Hospital,
  Series 1992-A,
  6.250% 05/15/12                                                     1,500      1,623
Redford Township Building Authority,
  Series 1992,
  6.500% 11/01/13                                                       675        729
Rockford Public Schools, Series 1990,
  7.375% 05/01/19                                                       250        259
State Hospital Finance Authority, Daughters of Charity-Providence,
  Series 1991,
  7.000% 11/01/21                                                     1,000      1,080
VI Virgin Islands Public Finance Authority,
  Series 1992-A,
  7.000% 10/01/02                                                       125        136
                                                                              --------
                                                                                 6,579
                                                                              --------

--------------------------------------------------------------------------------------
OTHER REVENUE - 1.6%
HOTEL
Detroit Economic Development Corp., E.H. Assoc. Limited
  Partnership, Series 1992,
  7.000% 06/01/12                                                       750        782
                                                                              --------

--------------------------------------------------------------------------------------
RESOURCE RECOVERY - 1.0%
DISPOSAL
State Strategic Fund, United Waste Systems, Inc., Series 1995,
  5.200% 04/01/10                                                       500        494
                                                                              --------

--------------------------------------------------------------------------------------
TAX-BACKED - 31.6%
LOCAL APPROPRIATED - 3.9%
Wayne County Building Authority,
  Series 1996-A,
  5.250% 06/01/16(c)                                                  2,000      1,971
                                                                              --------
LOCAL GENERAL OBLIGATIONS - 15.9%
Detroit School District, Series 1998-B,
  5.375% 05/01/12(c)                                                  1,000      1,015
Forest Hills, Series 1999,
  5.000% 05/01/15                                                       750        736
Kalamazoo School District, Series 1999,
  4.500% 05/01/16                                                       500        446
Okemos Public School District,
  Series 1993,
  (d)05/01/12                                                           500        256
Parchment School District, Series 1998,
  5.000% 05/01/25                                                     1,000        945
Redford Unified School District, Series 1997,
  5.000% 05/01/22                                                     1,000        948
Rochester Community School District,
  5.000% 05/01/19                                                     1,000        960
St. Johns Public Schools, Series 1998,
  5.000% 05/01/21                                                     1,000        950
Williamston Community School District,
  Series 1996,
  5.500% 05/01/25                                                     1,725      1,741
                                                                              --------
                                                                                 7,997
                                                                              --------
SPECIAL NON-PROPERTY TAX - 2.2%
PR Commonwealth of Puerto Rico Highway & Transportation Authority,
  Series Y,
  6.250% 07/01/14                                                     1,000      1,121
                                                                              --------
SPECIAL PROPERTY TAX - 3.2%
Detroit Downtown Development Authority, Area No. 1 Projects,
  Series 1998-A,
  5.250% 07/01/12                                                     1,000        999
Oakland County, Preeble Creek Drainage District,
  5.000% 05/01/11                                                       100         99
Romulus Tax Increment Finance Authority, Series 1994,
  6.750% 11/01/19                                                       500        535
                                                                              --------
                                                                                 1,633
                                                                              --------
STATE APPROPRIATED - 4.2%
PR Commonwealth of Puerto Rico Public Building Authority:
  Series 1993-M,
  5.700% 07/01/16                                                       750        768
  Series 1995-A,
  6.250% 07/01/14                                                     1,200      1,346
                                                                              --------
                                                                                 2,114
                                                                              --------
STATE GENERAL OBLIGATIONS - 2.2%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority,
  6.250% 07/01/12                                                     1,000      1,120
                                                                              --------

--------------------------------------------------------------------------------------
TRANSPORTATION - 2.1%
AIRPORT
Wayne Charter County, Detroit Metropolitan Airport,
  Series 1994-B,
  6.125% 12/01/24                                                     1,000      1,043
                                                                              --------

--------------------------------------------------------------------------------------
UTILITY - 11.9%
INVESTOR OWNED - 9.1%
St. Clair County Economic Development Corp.,
  Detroit Edison Co.,
  Series 1933-AA,
  6.400% 08/01/24                                                     2,000      2,185
State Strategic Fund, Detroit Edison Co.,
  Series BB,
  7.000% 05/01/21(c)                                                  2,000      2,401
                                                                              --------
                                                                                 4,586
                                                                              --------
WATER & SEWER - 2.8%
Detroit Water Supply System, Series A,
  5.750% 07/01/12                                                     1,310      1,392
                                                                              --------
TOTAL MUNICIPAL BONDS
  (cost of $46,456)                                                             48,234
                                                                              --------

OPTIONS - 0.0%                                                       CONTRACTS
--------------------------------------------------------------------------------------
September 1999 Treasury Bond Put, Strike price 112,
  expiration 09/17/99                                                 9,600         17
September 1999 Treasury Bond Call, Strike price 124,
  expiration 09/17/99                                                 1,700        (e)
                                                                              --------
TOTAL OPTIONS (cost of $124)                                                        17
                                                                              --------
TOTAL INVESTMENTS - (cost of $46,580) (f)                                       48,251
                                                                              --------

SHORT-TERM OBLIGATIONS - 0.4%                                         PAR
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (g)
IL Health Facilities Authority Central Dupage Hospital,
  3.450% 11/01/20                                                  $    200        200
                                                                              --------

OTHER ASSETS & LIABILITIES, NET - 3.9%                                           1,965
--------------------------------------------------------------------------------------
NET ASSETS - 100%                                                             $ 50,416
                                                                              --------

NOTES TO INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------------
(a) This issuer is in default of certain debt covenants. Income is not being accrued.
(b) The Fund has been informed that each issuer has placed direct obligations of the
    U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(c) These securities, or a portion thereof, with a total market value of $2,995, are being used to collateralize open calls on futures and open futures contracts.
(d) Zero coupon bond.
(e) Rounds to less than one.
(f) Cost for federal income tax purposes is the same.
(g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 1999.

Short futures contracts open at July 31, 1999:

                          PAR VALUE                           UNREALIZED
                          COVERED BY        EXPIRATION       APPRECIATION
         TYPE             CONTRACTS           MONTH          AT 07/31/99
----------------------------------------------------------------------------
    Treasury Bond           2,000           September            $61

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
July 31, 1999 (Unaudited)
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $46,580)                                 $48,251
Short-term obligations                                                  200
                                                                    -------
                                                                     48,451
Receivable for:
  Fund shares sold                                                    1,367
  Interest                                                              665
  Investments sold                                                       30
  Variation margin on futures                                             7
Other                                                                     9
                                                                    -------
                                                                      2,078
                                                                    -------
  Total Assets                                                       50,529
LIABILITIES
Payable for:
  Distributions                                                          66
  Fund shares repurchased                                                21
Payable to Advisor                                                        4
Accrued:
  Deferred Trustees fees                                                  3
Other                                                                    19
                                                                    -------
  Total Liabilities                                                     113
                                                                    -------
  Net Assets                                                        $50,416
                                                                    -------
CLASS A
Net asset value & redemption price per share ($37,670/5,371)        $  7.01(a)
                                                                    -------
Maximum offering price per share ($7.01/0.9525)                     $  7.36(b)
                                                                    -------
CLASS B
Net asset value & offering price per share ($11,220/1,600)          $  7.01(a)
                                                                    -------
CLASS C
Net asset value & offering price per share ($1,526/218)             $  7.01(a)
                                                                    -------
COMPOSITION OF NET ASSETS
Capital paid in                                                     $48,979
Overdistributed net investment income                                   (75)
Accumulated net realized loss                                          (220)
Net unrealized appreciation on:
  Investments                                                         1,671
  Open futures contracts                                                 61
                                                                    -------
                                                                    $50,416
                                                                    -------
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended July 31, 1999 (Unaudited)
(In thousands)

INVESTMENT INCOME
Interest                                                            $ 1,381

EXPENSES
Management fee                                                      $   128
Service fee                                                              42
Distribution fee - Class B                                               45
Distribution fee - Class C                                                6
Transfer agent fee                                                       39
Bookkeeping fee                                                          14
Trustees fee                                                              5
Custodian fee                                                             1
Audit fee                                                                10
Legal fee                                                                 2
Registration fee                                                          9
Reports to shareholders                                                   3
Other                                                                     3
                                                                    -------
    Total expenses                                                      307
Fees waived by the Distributor - Class C                                 (3)
                                                                    -------
                                                                        304
                                                                    -------
Net Investment Income                                                 1,077
                                                                    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain on:
  Investments                                                           180
  Closed futures contracts                                              168
                                                                    -------
    Net Realized Gain                                                   348
Net change in unrealized appreciation/depreciation
  during the period on:
  Investments                                                        (2,624)
  Open futures contracts                                                 74
                                                                    -------
    Net Change in Unrealized Appreciation/Depreciation               (2,550)
                                                                    -------
      Net Loss                                                       (2,202)
                                                                    -------
DECREASE IN NET ASSETS FROM OPERATIONS                              $(1,125)
                                                                    -------

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

                                                 (UNAUDITED)
                                              SIX MONTHS ENDED      YEAR ENDED
                                                  JULY 31,          JANUARY 31,
INCREASE (DECREASE) IN NET ASSETS                   1999               1999
-------------------------------------------------------------------------------

OPERATIONS
Net investment income                              $ 1,077            $ 2,298
Net realized gain                                      348                608
Net change in unrealized appreciation/
  depreciation                                      (2,550)               211
                                                   -------            -------
    Net Increase (Decrease) from Operations         (1,125)             3,117
DISTRIBUTIONS
From net investment income -- Class A                 (850)            (1,799)
In excess of net investment income -- Class A           --                (42)
From net realized gains -- Class A                     (10)              (388)
In excess of net realized gains -- Class A              --                (84)
From net investment income -- Class B                 (227)              (498)
In excess of net investment income -- Class B           --                (12)
From net realized gains -- Class B                      (3)              (129)
In excess of net realized gains -- Class B              --                (28)
From net investment income -- Class C                  (31)               (33)
In excess of net investment income -- Class C           --                 (1)
From net realized gains -- Class C                      (1)               (11)
In excess of net realized gains -- Class C              --                 (3)
                                                   -------            -------
                                                    (2,247)                89
                                                   -------            -------
FUND SHARE TRANSACTIONS
Receipts for shares sold -- Class A                  2,781              1,716
Value of distributions reinvested -- Class A           516              1,466
Cost of shares repurchased -- Class A               (2,583)            (3,682)
                                                   -------            -------
                                                       714               (500)
                                                   -------            -------
Receipt for shares sold -- Class B                     950                899
Value of distributions reinvested -- Class B           116                366
Cost of shares repurchased -- Class B               (1,896)            (1,462)
                                                   -------            -------
                                                      (830)              (197)
                                                   -------            -------
Receipt for shares sold -- Class C                     308              1,227
Value of distributions reinvested -- Class C            29                 45
Cost of shares repurchased -- Class C                 (103)               (32)
                                                   -------            -------
                                                       234              1,240
                                                   -------            -------
    Net Increase from Fund Share Transactions          118                543
                                                   -------            -------
    Total Increase (Decrease)                       (2,129)               632
NET ASSETS
Beginning of period                                 52,545             51,913
                                                   -------            -------
End of period (net of overdistributed net
  investment income of $75 and
  $44, respectively)                               $50,416            $52,545
                                                   =======            =======
NUMBER OF FUND SHARES
Sold -- Class A                                        392                235
Issued for distributions reinvested -- Class A          72                202
Repurchased -- Class A                                (360)              (505)
                                                   -------            -------
                                                       104                (68)
                                                   -------            -------
Sold -- Class B                                        132                123
Issued for distributions reinvested -- Class B          16                 50
Repurchased -- Class B                                (265)              (200)
                                                   -------            -------
                                                      (117)               (27)
                                                   -------            -------
Sold -- Class C                                         43                169
Issued for distributions reinvested -- Class C           4                  6
Repurchased -- Class C                                 (14)                (4)
                                                   -------            -------
                                                        33                171
                                                   -------            -------

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
July 31, 1999 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS
In the opinion of management of Colonial Michigan Tax-Exempt Fund (the Fund), a series of Liberty Funds Trust V, formerly Colonial Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
ORGANIZATION
The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open- end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal and Michigan state personal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge and will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than the Class B and Class C distribution fees), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS
The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:

 Average Net Assets                    Annual Fee Rate
 ------------------                    ---------------
  First $2 billion                          0.50%
  Over $2 billion                           0.45%

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor is the Fund's principal underwriter. For the six months ended July 31, 1999, the Fund has been advised that the Distributor retained net underwriting discounts of $4,402 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $27,629, and none on Class A, Class B, and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually. The plan also requires the payment of a service fee to the Distributor as follows:

         Valuation of shares
      outstanding on the 20th of
     each month which were issued           Annual Fee Rate
     ----------------------------           ---------------
     Prior to November 30, 1994                  0.10%
     On or after December 1, 1994                0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $1,339 of custodian fees were reduced by balance credits applied during the six months ended July 31, 1999. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
For the six months ended July 31, 1999, purchases and sales of investments, other than short-term obligations were $4,086,233 and $3,775,040, respectively.

Unrealized appreciation (depreciation) at July 31, 1999, based on cost of investments for both financial statement and federal income tax purposes was:

  Gross unrealized appreciation                                  $2,104,832
  Gross unrealized depreciation                                    (433,562)
                                                                 ----------
      Net unrealized appreciation                                $1,671,270
                                                                 ==========

OTHER
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. LINE OF CREDIT
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit for the six months ended July 31, 1999.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                (UNAUDITED)
                                                      SIX MONTHS ENDED JULY 31, 1999
                                               -------------------------------------------
                                                  CLASS A        CLASS B         CLASS C
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $     7.330     $     7.330     $     7.330
                                               -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                0.159           0.132           0.143(a)
Net realized and unrealized loss                    (0.314)         (0.314)         (0.314)
                                               -----------     -----------     -----------
    Total from Investment Operations                (0.155)         (0.182)          0.171)
                                               -----------     -----------     -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                          (0.163)         (0.136)         (0.147)
From net realized gains                             (0.002)         (0.002)         (0.002)
                                               -----------     -----------     -----------
Total Distributions Declared to Shareholders        (0.165)         (0.138)         (0.149)
                                               -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                 $     7.010     $     7.010     $     7.010
                                               -----------     -----------     -----------
Total return (b)(c)                                  (2.14)%         (2.51)%         (2.36)%(d)
                                               -----------     -----------     -----------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)(f)                                       1.00%           1.75%           1.45%(a)
Net investment income (e)(f)                          4.42%           3.67%           3.97%(a)
Portfolio turnover (c)                                   8%              8%              8%
Net assets at end of period (000)              $    37,670     $    11,220     $     1,526

(a) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.30%.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales c harge.
(c) Not annualized.
(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f) Annualized.

                                                       YEAR ENDED JANUARY 31, 1999
                                               -------------------------------------------
                                                  CLASS A        CLASS B         CLASS C
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $     7.320     $     7.320     $     7.320
                                               -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                            0.341           0.285           0.307(b)
Net realized and unrealized gain                     0.111           0.111           0.111
                                               -----------     -----------     -----------
    Total from Investment Operations                 0.452           0.396           0.418
                                               -----------     -----------     -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.343)         (0.288)         (0.310)
In excess of net investment income                  (0.008)         (0.007)         (0.007)
From net realized gains                             (0.075)         (0.075)         (0.075)
In excess of net realized gains                     (0.016)         (0.016)         (0.016)
                                               -----------     -----------     -----------
Total Distributions Declared to
  Shareholders                                      (0.442)         (0.386)         (0.408)
                                               -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                 $     7.330     $     7.330     $     7.330
                                               -----------     -----------     -----------
Total return (c)(d)                                   6.38%           5.57%           5.89%
                                               -----------     -----------     -----------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                          0.93%           1.68%           1.38%(b)
Net investment income (e)                             4.64%           3.89%           4.19%(b)
Fees and expenses waived or borne by
 the Advisor (e)                                      0.06%           0.06%           0.06%
Portfolio turnover                                      15%             15%             15%
Net assets at end of period (000)              $    38,606     $    12,581     $     1,358

(a) Net of fees and expenses waived or borne by the Advisor which amounted to:
                                               $     0.004     $     0.004     $     0.004
(b) Net of fees waived by the Distributor which amounted to $0.022 per share and 0.30%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales c harge.
(d) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01% and $0.000 per share.

                                                                           YEAR ENDED JANUARY 31
                                          -----------------------------------------------------------------------------------
                                                                 1998                                         1997
                                          ------------------------------------------------          -------------------------
                                            CLASS A            CLASS B            CLASS C(b)        CLASS A           CLASS B
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $   6.930           $   6.930           $  7.200          $  7.130          $  7.130
                                          ---------           ---------           --------          --------          --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                      0.352               0.299              0.156(c)          0.354             0.302
Net realized and unrealized gain (loss)       0.386               0.386              0.122            (0.198)           (0.198)
                                          ---------           ---------           --------          --------          --------
    Total from Investment Operations          0.738               0.685              0.278             0.156             0.104
                                          ---------           ---------           --------          --------          --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                   (0.348)             (0.295)            (0.158)           (0.354)           (0.303)
In excess of net investment income            --                  --                 --               (0.002)           (0.001)
                                          ---------           ---------           --------          --------          --------
Total Distributions Declared to
Shareholders                                 (0.348)             (0.295)            (0.158)           (0.356)           (0.304)
                                          ---------           ---------           --------          --------          --------
NET ASSET VALUE, END OF PERIOD            $   7.320           $   7.320           $  7.320          $  6.930          $  6.930
                                          ---------           ---------           --------          --------          --------
Total return (d)(e)                          10.93%              10.11%              3.92%(f)          2.35%             1.58%
                                          ---------           ---------           --------          --------          --------
RATIOS TO AVERAGE NET ASSETS
Expenses (g)                                  0.90%               1.65%              1.35%(c)(h)       0.89%             1.64%
Net investment income (g)                     4.95%               4.20%              4.35%(c)(h)       5.12%             4.37%
Fees and expenses waived or borne by
the Advisor (g)                               0.13%               0.13%              0.15%(h)          0.12%             0.12%
Portfolio turnover                              32%                 32%                32%               25%               25%
Net assets at end of period (000)         $  39,048           $  12,762             $  103         $  39,606         $  13,364

(a) Net of fees and expenses waived or borne by the Advisor which amounted to:

                                          $   0.009            $  0.009           $  0.010          $  0.008          $  0.008
(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(c) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.30%.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h) Annualized.

                                                                                YEAR ENDED JANUARY 31
                                                   --------------------------------------------------------------------------
                                                                 1996                                      1995
                                                   --------------------------------          --------------------------------
                                                     CLASS A              CLASS B              CLASS A              CLASS B
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  6.660             $  6.660             $  7.340             $  7.340
                                                      --------             --------             --------             --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                0.368                0.317                0.410                0.359
Net realized and unrealized gain (loss)                  0.484                0.484               (0.689)              (0.689)
                                                      --------             --------             --------             --------
    Total from Investment Operations                     0.852                0.801               (0.279)              (0.330)
                                                      --------             --------             --------             --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                              (0.382)              (0.331)              (0.401)              (0.350)
                                                      --------             --------             --------             --------
NET ASSET VALUE, END OF PERIOD                        $  7.130             $  7.130             $  6.660             $  6.660
                                                      --------             --------             --------             --------
Total return (b)(c)                                     13.13%               12.30%              (3.66)%              (4.39)%
                                                      --------             --------             --------             --------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                 0.80%(d)             1.55%(d)             0.62%                1.37%
Net investment income                                    5.34%(d)             4.59%(d)             6.08%                5.33%
Fees and expenses waived or borne by the Advisor         0.25%(d)             0.25%(d)             0.32%                0.32%
Portfolio turnover                                         48%                  48%                  40%                  40%
Net assets at end of period (000)                     $ 43,308             $ 15,236             $ 41,844             $ 14,144

(a) Net of fees and expenses waived or borne by the Advisor which amounted to:
                                                      $  0.017             $  0.017             $  0.022             $  0.022
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and direct brokerage agreements had no impact. Prior year's ratios are net of benefits received, if any.

--------------------------------------------------------------------------------
TRUSTEES & TRANSFER AGENT
--------------------------------------------------------------------------------

ROBERT J. BIRNBAUM                         WILLIAM E. MAYER
Consultant (formerly Special               Partner, Development Capital, LLC
Counsel, Dechert, Price & Rhoads;          (formerly Dean, College of Business
President and Chief Operating              and Management, University of
Officer, New York Stock Exchange,          Maryland; Dean, Simon Graduate
Inc.; President, American Stock            School of Business, University of
Exchange Inc.)                             Rochester; Chairman and Chief
                                           Executive Officer, CS First Boston
TOM BLEASDALE                              Merchant Bank; and President and
Retired (formerly Chairman of the          Chief Executive Officer, The First
Board and Chief Executive Officer,         Boston Corporation)
Shore Bank & Trust Company)
                                           JAMES L. MOODY, JR.
JOHN V. CARBERRY                           Retired (formerly Chairman of the
Senior Vice President of Liberty           Board, Chief Executive Officer and
Financial Companies, Inc. (formerly        Director Hannaford Bros. Co.)
Managing Director, Salomon
Brothers)                                  JOHN J. NEUHAUSER
                                           Dean, Boston College School of
LORA S. COLLINS                            Management
Attorney (formerly Attorney,
Kramer, Levin, Naftalis & Frankel)         THOMAS E. STITZEL
                                           Professor of Finance, College of
JAMES E. GRINNELL                          Business, Boise State University;
Private Investor (formerly Senior          Business Consultant and Author
Vice President-Operations, The
Rockport Company)                          ROBERT L. SULLIVAN
                                           Retired Partner, KPMG LLP (formerly
RICHARD W. LOWRY                           Management Consultant, Saatchi and
Private Investor (formerly Chairman        Saatchi Consulting Ltd. and
and Chief Executive Officer, U.S.          Principal and International
Plywood Corporation)                       Practice Director, Management
                                           Consulting, Peat Marwick Main & Co.)
SALVATORE MACERA
Private Investor (formerly                 ANNE-LEE VERVILLE
Executive Vice President of Itek           Consultant (formerly General
Corp. and President of Itek Optical        Manager, Global Education Industry,
& Electronic Industries, Inc.)             and President, Applications
                                           Solutions Division, IBM
                                           Corporation)
--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Michigan Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Michigan Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund, and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

--------------------------------------------------------------------------------
CHOOSE LIBERTY
--------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

--------------------------------------------------------------------------------
                                 L I B E R T Y
--------------------------------------------------------------------------------
[Graphic Omitted]   Colonial has long been a recognized leader in fixed-income investing. In addition, Colonial has distinguished itself
                    with both a traditional value and a more contemporary
                    approach to equity investing.
--------------------------------------------------------------------------------
[Graphic Omitted]   Crabbe Huson's contrarian investment style seeks long-term performance by investing in stocks from high-quality,
                    out-of-favor companies. This risk-averse strategy
                    capitalizes on the potential of these companies to regain
                    market popularity.
--------------------------------------------------------------------------------
[Graphic Omitted]   LAMCO brings institutional money management to individual
                    investors through a disciplined multi-manager investment
                    process that seeks to deliver consistent long-term returns.
--------------------------------------------------------------------------------
[Graphic Omitted]   A leader in Asian investing(TM), Newport has an unparalleled knowledge of Asian economies, business and culture.
--------------------------------------------------------------------------------
[Graphic Omitted]   Stein Roe's growth management style emphasizes companies
                    with the ability to create, maintain and grow earnings in
                    different market environments.
--------------------------------------------------------------------------------
       BOSTON   o   CHICAGO   o   NEW YORK   o   PORTLAND   o   SAN FRANCISCO
--------------------------------------------------------------------------------
That's why each of these affiliated managers has excelled in a particular investment style. These managers not only specialize in a distinct investment style, they hold a passion for their style along with a demonstrated track record.

Each of these managers is a member of the Liberty Financial Companies (NYSE: L), a diversified asset accumulation and management organization with over $62.7 billion in assets under management for more than 1.7 million investors. Many of the affiliated managers' products are offered by prospectus through Liberty Funds Distributor, Inc.

Ask your financial advisor to help you develop an investment strategy that blends the complementary disciplines of different managers into a well-balanced program tailored to your goals.

--------------------------------------------------------------------------------
COLONIAL MICHIGAN TAX-EXEMPT FUND SEMIANNUAL REPORT
--------------------------------------------------------------------------------
                                                                 --------------
                                                                    BULK RATE
                                                                  U.S. POSTAGE
[Graphic                                                              PAID
 Omitted]  L I B E R T Y                                          HOLLISTON, MA
           -----------------                                      PERMIT NO. 20
                   F U N D S                                     --------------
           ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

           Liberty Funds Distributor, Inc. (C)1999
           One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
           www.libertyfunds.com
                                                  MI-03/557H-0799 (9/99) 99/1099